Pensions and other post-employment benefits - Sensitivity analysis (Details) - United States € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Discount rate for determining present values
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ 2,282
Decrease in assumption	€ (2,776)
Annual rate of increase in future compensation levels
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (134)
Decrease in assumption	€ 111
Pension growth rate
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (542)
Decrease in assumption	€ 420
Inflation rate
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (580)
Decrease in assumption	€ 475
Healthcare cost trend rate
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (30)
Decrease in assumption	28
Life expectancy
Sensitivity analysis
Increase in assumption	(811)
Decrease in assumption	€ 756
Change in life expectancy assumption	1 year